Statutory Requirements and Dividends Restrictions - Summary of Statutory Requirements and Dividends Restrictions (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
U.S.
Required statutory capital and surplus	$ 504.8	$ 404.0
Actual statutory capital and surplus	606.2	502.0
Bermuda
Required statutory capital and surplus	632.5	788.4
Actual statutory capital and surplus	1,147.5	1,380.6
U.K.
Required statutory capital and surplus	786.0	782.0
Actual statutory capital and surplus	$ 969.5	$ 841.9